Schedule of Business Combination Segment Allocation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues	$ 484,196	$ 1,568,925	$ 3,971,130	$ 5,291,136	$ 6,196,743	$ 2,876,273
Cost of sales	425,812	1,155,617	3,162,352	4,255,374	5,170,386	2,340,788
Gross profit (loss)	$ 58,384	$ 413,308	808,778	1,035,762	1,026,357	535,485
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues			3,971,130	5,291,136	6,196,743	2,876,273
Cost of sales			3,161,352	4,255,374	5,170,386	2,340,788
Gross profit (loss)			808,778	1,035,762	1,026,357	535,485
Operating Segments [Member] | Jupiter Wellness [Member]
Segment Reporting Information [Line Items]
Revenues					120,627	183,142
Cost of sales					325,169	203,089
Gross profit (loss)					(204,542)	(19,947)
Operating Segments [Member] | SRM Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues			3,901,161	5,199,807	6,076,116	2,693,131
Cost of sales			3,064,376	4,195,629	4,845,217	2,137,699
Gross profit (loss)			836,785	1,004,178	$ 1,230,899	$ 555,432
Operating Segments [Member] | Safety Shot [Member]
Segment Reporting Information [Line Items]
Revenues			69,969	91,329
Cost of sales			97,976	59,745
Gross profit (loss)			$ (28,007)	$ 31,584